Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits
Deposits

The following table summarizes total deposits at December 31, 2013 and 2012.

	December 31,	December 31,
	2013	2012
Deposits - interest bearing	$9,239,554	$7,671,123
Deposits - non-interest bearing	55,036	128,776
Total Sallie Mae Bank deposits	9,294,590	7,799,899
Less money market deposits with Upromise subsidiary	(293,040)	(302,566)
Total deposits	$9,001,550	$7,497,333

Interest Bearing
Interest bearing deposits as of December 31, 2013 and 2012 consisted of non-maturity savings deposits, brokered and retail certificates of deposit and affiliated money market deposits, as discussed further below and brokered money market deposits. These deposit products are serviced by third party and related party providers. Placement fees associated with the brokered certificates of deposit are amortized into interest expense using the effective interest rate method. We recognized placement fee expense of $9,754 and $8,416 in the years ended December 31, 2013 and 2012, respectively. Fees paid to third party brokers related to these certificates of deposit were $12,114 and $16,484 during the years ended December 31, 2013 and 2012, respectively.
We also offer consumer deposit products in the form of debit cards associated with interest bearing NOW accounts to facilitate the distribution of financial aid refunds and other payables to students. These deposit products are serviced by third party providers.
Interest bearing deposits at December 31, 2013 and 2012 are summarized as follows:

	December 31, 2013		December 31, 2012
	Amount	Year-End Weighted Average Stated Rate	Amount	Year-End Weighted Average Stated Rate

Money market	$3,505,929	0.60%	$2,469,876	0.61%
Savings	743,742	0.81%	734,643	0.91%
NOW	18,214	0.12%	—	—%
Certificates of deposit	4,971,669	1.39%	4,466,604	1.55%
Deposits - interest bearing	$9,239,554		$7,671,123

Certificates of deposit maturities are summarized as follows:

	December 31,
	2013	2012
One year or less	$2,030,190	$1,261,445
After one year to two years	1,303,106	1,764,798
After two years to three years	675,405	789,129
After three years to four years	538,117	241,019
After four years to five years	424,851	410,213
Total	$4,971,669	$4,466,604

 As of December 31, 2013 and 2012, there were $452,678 and $435,449 of time deposits exceeding FDIC insurance limits. Accrued interest on deposits was $13,119 and $12,880 at December 31, 2013 and 2012, respectively.

Money market deposits with affiliates

Our Upromise subsidiary maintains a money market deposit at Sallie Mae Bank which totaled $293,040 and $302,566 at December 31, 2013 and 2012, respectively, which was interest bearing. Interest expense incurred on these deposits during 2013 and 2012 totaled $318 and $0, respectively.

NonInterest Bearing

Noninterest bearing deposits as of December 31, 2013 and 2012 consisted of money market account deposits from affiliates and consumer (“NOW”) accounts. Noninterest bearing deposits at December 31, 2013 and 2012 are summarized as follows:

	December 31,
	2013	2012

Money market	$55,036	$109,545
NOW accounts	—	19,231
Deposits - noninterest bearing	$55,036	$128,776